Income Taxes (Details 3) - USD ($) $ in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2017	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
(Percent of Pre-tax Income)
Statutory federal income tax rate	21.00%	35.00%	30.40%	35.00%	35.00%
Tax reform – net impact on U.S. deferred tax assets and liabilities (provisional)			(92.00%)	0.00%	0.00%
Tax reform – transition tax (provisional)			3.00%	0.00%	0.00%
Goodwill impairment			5.50%	0.00%	0.00%
State and local income taxes			1.90%	2.10%	2.50%
Domestic manufacturing deduction			(3.00%)	(3.70%)	(3.50%)
Deferred tax benefit from integration			0.00%	0.00%	(5.20%)
Other items – net			(1.30%)	(0.80%)	0.80%
Effective income tax rate			(55.50%)	32.60%	29.60%
Income taxes paid			$ 336.8	$ 367.2	$ 290.5